Business Activity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Segment Information

Segment Information for the three months ended September 30,

2012 (unaudited)	Total	TMP	CCPI
Gross Sales	$2,076,532	$1,812,306	$264,226
Gross Profit (Loss)	$960,236	$1,173,235	$(212,999)
Comprehensive Income (Loss)	$(1,241,443)	$(1,028,444)	$(212,999)
Total Assets	$11,063,776	$11,146,759	$(82,983)
less Eliminations	$-	$(82,983)	$82,983
Net Total Assets	$11,063,776	$11,063,776	$-

2011 (Unaudited and restated)	Total	TMP	CCPI
Gross Sales	$2,458,998	$2,359,493	$99,505
Gross Profit (Loss)	$1,705,480	$2,025,336	$(319,856)
Comprehensive Income (Loss)	$(1,282,998)	$(919,287)	$(363,711)
Total Assets	$7,627,293	$11,019,907	$(3,392,614)
less Eliminations	$-	$(3,424,405)	$3,424,405
Net Total Assets	$7,627,293	$7,595,502	$31,791

Segment Information for the nine months ended September 30,

2012 (unaudited)	Total	TMP	CCPI
Gross Sales	$4,899,943	$4,416,121	$483,822
Gross Profit (Loss)	$2,527,652	$3,407,379	$(879,727)
Comprehensive Income (Loss)	$(5,042,183)	$(4,162,456)	$(879,727)
Total Assets	$11,063,776	$11,146,759	$(82,983)
less Eliminations	$-	$(82,983)	$82,983
Net Total Assets	$11,063,776	$11,063,776	$-

2011 (Restated)	Total	TMP	CCPI
Gross Sales	$6,869,255	$6,390,818	$478,437
Gross Profit (Loss)	$4,903,342	$5,514,728	$(611,386)
Comprehensive Income (Loss)	$(2,809,393)	$(2,562,668)	$(246,725)
Total Assets	$7,627,293	$11,019,907	$(3,392,614)
less Eliminations	$-	$(3,424,405)	$3,424,405
Net Total Assets	$7,627,293	$7,595,502	$31,791

Segment Information for the 12 months ended December 31,

2011 (Restated)	Total	TMP	CCPI
Gross Sales	$8,809,668	$8,282,734	$526,934
Gross Profit	$6,052,635	$7,033,212	$(980,577)
Comprehensive Income	$(4,180,259)	$(3,089,429)	$(1,090,830)
Total Assets	$8,977,776	$12,844,524	$(3,866,748)
less Eliminations	$-	$(3,979,936)	$3,979,936
Net Total Assets	$8,977,776	$8,864,588	$113,188

2010 (Restated)
Gross Sales	$7,622,477	$6,544,311	$1,078,166
Gross Profit	$5,049,985	$5,315,589	$(265,604)
Comprehensive Income	$(500,924)	$(189,850)	$(311,074)
Total Assets	$5,951,609	$6,624,150	$(672,541)
less Eliminations	$-	$(777,416)	$777,416
Net Total Assets	$5,951,609	$5,846,734	$104,875